Restructuring - Summary of Cash Components of Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 14,667
Ending balance	6,850	$ 14,667
2017 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	10,807
Additional costs	12,022	10,757
Release of excess accrual	(1,966)
Payments	(14,041)
Foreign currency translation adjustment	(158)	50
Ending balance	6,664	10,807
2017 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	6,222
Additional costs	6,468	6,174
Release of excess accrual	(1,837)
Payments	(6,892)
Foreign currency translation adjustment	(141)	48
Ending balance	3,820	6,222
2017 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	4,585
Additional costs	5,554	4,583
Release of excess accrual	(129)
Payments	(7,149)
Foreign currency translation adjustment	(17)	2
Ending balance	2,844	4,585
2016 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	6,412	32,305
Additional costs		25,038
Release of excess accrual	(1,727)	(4,561)
Payments	(4,356)	(47,951)
Facility deferred rent reclassified to restructuring liability		241
Foreign currency translation adjustment	(74)	1,340
Ending balance	255	6,412
2016 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	4,294	18,480
Additional costs		13,357
Release of excess accrual	(343)	(3,083)
Payments	(3,648)	(25,586)
Facility deferred rent reclassified to restructuring liability		0
Foreign currency translation adjustment	(48)	1,126
Ending balance	255	4,294
2016 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	1,052	7,882
Additional costs		1,798
Release of excess accrual	(838)	(1,448)
Payments	(214)	(7,478)
Facility deferred rent reclassified to restructuring liability		241
Foreign currency translation adjustment	0	57
Ending balance	0	1,052
2016 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	1,066	5,943
Additional costs		9,883
Release of excess accrual	(546)	(30)
Payments	(494)	(14,887)
Facility deferred rent reclassified to restructuring liability		0
Foreign currency translation adjustment	(26)	157
Ending balance	$ 0	$ 1,066